CONVERTIBLE NOTES (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended		203 Months Ended	206 Months Ended				0 Months Ended	1 Months Ended
	Mar. 07, 2014	Jun. 21, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Mar. 11, 2014	Dec. 31, 2011	Jan. 21, 1997	Mar. 07, 2014 Subsequent Event [Member]	Feb. 29, 2012 Coverage Calculation, $0.15 Exercise Price [Member]	Feb. 29, 2012 Coverage Calculation, $0.175 Exercise Price [Member]	Feb. 29, 2012 February 2012 Promissory Notes [Member]
Debt Instrument [Line Items]
Promissory notes, aggregate principal amount		$ 1,098,000			$ 745,000	$ 1,511,883	$ 612,300	$ 1,511,883								$ 700,000
Promissory note, maturity period		1 year			1 year
Number of securities called by warrants			20,400,000						20,400,000	20,400,000
Promissory note, convertible, conversion price per share		$ 0.125			$ 0.125											$ 0.15
Aggregate debt or equity financing amount			750,000			750,000		750,000	750,000							750,000
Percentage of principal amount used to calculate shares of common stock for warrant coverage		50.00%			50.00%									25.00%	25.00%
Exercise price of warrant		$ 0.15			$ 0.10									$ 0.15	$ 0.175
Fair value of warrants						171,012	38,788	171,012
Debt instrument, beneficial conversion feature						160,105	48,912
Convertible notes payable			1,727,000			1,644,000	926,000	1,644,000	1,727,000
Debt discount to be amortized			116,000			199,000	179,000	199,000	116,000
Promissory note, interest rate		8.00%			8.00%											8.00%
Convertible notes amount converted	10,200,000			1,226,042		1,226,042		13,175,491	13,175,491
Common shares issued in exchange for convertible notes		8,784,000			7,450,000		9,739,912						20,400,000
Interest expense			83,000	179,000			235,762
Common Stock, Par Value			$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Proceeds from borrowings						1,843,000	700,000	13,731,881	13,731,881
Prepaid expenses and other current assets			193,031			605,312	476,093	605,312	193,031
Cash and cash equivalents			$ 6,416,059	$ 1,365,295		$ 2,183,030	$ 1,729,344	$ 2,183,030	$ 6,416,059		$ 1,186,653